Note 20 - Net Earnings (Loss) Per Common Share (Tables)	12 Months Ended
Dec. 31, 2023
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Year ended December 31,
(in thousands of US dollars, except share information)	2023	2022

Net earnings attributable to Company	$65,543	$46,253
After-tax interest on Convertible Notes	(119)	-
Adjusted numerator under the "If-Converted" Method	$65,424	$46,253

Weighted average number of shares used in computing basic earnings per share	45,679,676	43,409,265
Assumed exercise of stock options acquired under the Treasury Stock Method	307,987	509,138
Conversion of Convertible Notes	285,911	-
Number of shares used in computing diluted earnings per share	46,273,574	43,918,403